Related-Party Transactions (Relevant Amounts Due from/to Related Parties) (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Amounts due from related parties		¥ 1,212,331	¥ 1,092,316
Amounts due to related parties		6,304,816	3,656,841
Lease liabilities		4,613	12,471
Cash deposits, maturing within 3 months	[1]	3,243	5,667
Long-term borrowings		700,000	0
The group and Sinopec group and subsidiaries associates and joint ventures of the group [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		1,212,331	1,092,316
Amounts due to related parties		6,304,816	3,656,841
Lease liabilities		1,427	9,027
Sinopec Corp., its subsidiaries and joint ventures [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		1,184,117	1,054,127
Amounts due to related parties		4,475,992	2,505,532
Associates and joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Amounts due from related parties		28,214	38,189
Amounts due to related parties		156,385	262,274
Sinopec Group and its subsidiaries [member]
Disclosure of transactions between related parties [line items]
Amounts due to related parties		1,672,439	889,035
Lease liabilities		992	8,453
Joint ventures of the Group [member]
Disclosure of transactions between related parties [line items]
Lease liabilities		435	574
Sinopec Finance [member]
Disclosure of transactions between related parties [line items]
Long-term borrowings		¥ 700,000	¥ 0	¥ 0
Cash deposits interest rate		0.35%	0.35%
Sinopec Finance [member] | Not later than three months [member]
Disclosure of transactions between related parties [line items]
Cash deposits, maturing within 3 months		¥ 3,243	¥ 5,667

[1]	Cash deposits with a related party were cash deposits at Sinopec Finance Company Limited (“Sinopec Finance”).